Dec. 31, 2019
Lazard Retirement Real Assets and Pricing Opportunities Portfolio
Lazard Retirement Real Assets and Pricing Opportunities Portfolio

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Real Assets and Pricing Opportunities Portfolio

Supplement to Current Prospectus

Effective on or about September 1, 2020 (the "Effective Date"), the Portfolio's name will change to:

Lazard Retirement Real Assets Portfolio

As of the Effective Date, the following will replace the table in the section entitled "Summary Section—Lazard Retirement Real Assets Portfolio—Fees and Expenses" in the prospectus:

	Service Shares	Investor Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees*	.65%	.65%
Distribution and Service (12b-1) Fees	.25%	None
Other Expenses (including expenses of the Portfolio's subsidiary)**	.20%	.20%
Acquired Fund Fees and Expenses**	.03%	.03%
Total Annual Portfolio Operating Expenses	1.13%	.88%
Fee Waiver and/or Expense Reimbursement***	.05%	.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement****	1.08%	.83%

*	Restated to reflect current management fee.

**  Based on estimated amounts for the current fiscal year. Other Expenses and Total Annual Portfolio Operating Expenses include the estimated expenses of the Portfolio's subsidiary, which will vary based on the amount of the Portfolio's investment in the subsidiary. The expenses of the subsidiary included in Other Expenses reflect the Portfolio's anticipated average allocation to the subsidiary.

*** Reflects a contractual agreement by Lazard Asset Management LLC (the "Investment Manager") to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2021, to the extent Total Annual Portfolio Operating Expenses exceed 1.05% and .80% of the average daily net assets of the Portfolio's Service Shares and Investor Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of "Acquired Funds," fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund's Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

**** Excluding Acquired Fund Fees and Expenses, the Total Annual Portfolio Operating Expenses are 1.05% and .80% of the Portfolio's Service Shares and Investor Shares, respectively.

As of the Effective Date, the following will replace the table in the section entitled "Summary Section— Lazard Retirement Real Assets Portfolio—Example" in the prospectus:

	1 Year	3 Years
Service Shares	$110	$354
Investor Shares	$85	$276

As of the Effective Date, the following will replace the first five paragraphs of the sections entitled "Summary Section— Lazard Retirement Real Assets Portfolio—Principal Investment Strategies" and "Investment Strategies and Risks—Investment Strategies— Lazard Retirement Real Assets Portfolio" in the prospectus:

Under normal market conditions, the Portfolio invests at least 80% of its assets in real assets investments, including instruments providing exposure to such investments (such as derivative instruments).

"Real assets" are considered by the Portfolio to be:

(i) assets that have physical properties, such as:

•	natural resources, such as energy and materials (e.g., metals and mining, paper and forestry and chemicals)

•	real estate, such as real estate investment trusts ("REITs") and real estate operating companies ("Real Estate Investments")

•	equipment and industrials, such as tools, hardware, machinery and other industrial components

•	infrastructure, such as utilities, transport, communications, pipelines, seaports, airports and toll roads

•	commodities, such as physical commodities with tangible properties such as gas, oil, metals, livestock or agricultural products; and

(ii) companies that typically derive at least 50% of their revenues or profits from, or have at least 50% of their assets committed to, real assets.

Allocation of the Portfolio's assets by the Investment Manager among these real assets categories will vary, and over time exposures to new categories may be added or exposures to existing categories may be eliminated.

The Portfolio may invest in equity securities of US and non-US companies, including emerging markets companies, as well as in inflation-indexed fixed income securities (which may be of any credit quality or maturity) and commodity-linked and other derivative instruments. In addition, the Portfolio may invest in fixed income securities, typically government securities (which may be of various maturities), in connection with the Portfolio's derivatives exposures (i.e., a type of margin or collateral). The Portfolio also may invest in exchange-traded open-end management investment companies ("ETFs") and similar products such as exchange-traded notes ("ETNs"), which generally pursue a passive index-based strategy. The Portfolio may invest in companies of any market capitalization.

Dated: July 30, 2020